HELD FOR SALE	6 Months Ended
Jun. 30, 2021
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
HELD FOR SALE	HELD FOR SALE
Non-current assets and groups of assets and liabilities which comprise disposal groups are presented as assets held for sale where the asset or disposal group is available for immediate sale in its present condition, and the sale is highly probable.

The following is a summary of the assets and liabilities that were classified as held for sale as of June 30, 2021 and December 31, 2020:

(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020
Investment properties	$836	$481
Equity accounted investments	117	102
Accounts receivable and other assets	12	5
Assets held for sale	965	588
Debt obligations	—	380
Accounts payable and other liabilities	4	16
Liabilities associated with assets held for sale	$4	$396

The following table presents the change to the components of the assets held for sale for the six months ended June 30, 2021 and the year ended December 31, 2020:

(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020
Balance, beginning of period	$588	$387
Reclassification to (from) assets held for sale, net	1,045	2,381
Disposals	(671)	(2,222)
Fair value adjustments	3	9
Foreign currency translation	—	20
Other	—	13
Balance, end of period	$965	$588

At December 31, 2020, assets held for sale included an office asset in Australia, a multifamily asset in the U.S., two malls in the U.S., a mall in Brazil and four triple net lease assets in the U.S.

In the first quarter of 2021, the partnership sold two malls in the U.S, a triple-net lease asset in the U.S., a plot of land in the U.S, and a multifamily asset in the U.S. for net proceeds of approximately $56 million.

In the second quarter of 2021, the partnership sold two multifamily assets in the U.S, a mall in Brazil, a triple-net-lease asset and an office asset in Australia for net proceeds of approximately $161 million.

At June 30, 2021, assets held for sale included five triple-net lease assets in the U.S, nine multifamily assets in the U.S., a hotel in the U.S, eight malls in the U.S, and an office asset in the U.S, as the partnership intends to sell controlling interest in these assets to third parties in the next 12 months.